Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net income/(loss) attributable to shareholders (CHF million)
Income from continuing operations	768	1,139	1,593	1,907	3,667
Income/(loss) from discontinued operations, net of tax	0	0	0	0	(19)
Net income attributable to shareholders	768	1,139	1,593	1,907	3,648
Preferred securities dividends	(102)		(67)	(102)	(67)
Net income attributable to shareholders for basic earnings per share	666	1,139	1,526	1,805	3,581
Available for common shares	575	1,074	1,392	1,704	3,389
Available for unvested share-based payment awards	91	65	134	101	192
Net income attributable to shareholders for diluted earnings per share	666	1,139	1,526	1,805	3,581
Available for common shares	575	1,074	1,392	1,704	3,390
Available for unvested share-based payment awards	91	65	134	101	191
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,199.3	1,184.4	1,208.1	1,191.8	1,201.2
Dilutive share options and warrants (in shares)	2.9	2.6	5.5	2.7	5.9
Dilutive share awards (in shares)	5.6	1.2	0.4	3.4	0.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,207.8	1,188.2	1,214.0	1,197.9	1,207.8
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	74.6	72.1	69.8	73.4	65.4
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.48	0.91	1.15	1.43	2.84
Basic earnings per share from discontinued operations (in CHF per share)	0.00	0.00	0.00	0.00	(0.02)
Basic earnings per share (in CHF per share)	0.48	0.91	1.15	1.43	2.82
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.48	0.90	1.15	1.42	2.83
Diluted earnings per share from discontinued operations (in CHF per share)	0.00	0.00	0.00	0.00	(0.02)
Diluted earnings per share (in CHF per share)	0.48	0.90	1.15	1.42	2.81
Weighted-average potential dilutive common shares	36.4	44.9	45.1	40.7	45.6
QoQ Percent Change
Net income/(loss) attributable to shareholders (CHF million)
Income from continuing operations, % Change (as a percent)	(33.00%)
Net income attributable to shareholders, % Change (as a percent)	(33.00%)
Net income attributable to shareholders for basic earnings per share, % change (as a percent)	(42.00%)
Available for common shares, % change (as a percent)	(46.00%)
Available for unvested share-based payment awards, % change (as a percent)	40.00%
Net income attributable to shareholders for diluted earnings per share, % change (as a percent)	(42.00%)
Available for common shares, % change (as a percent)	(46.00%)
Available for unvested share-based payment awards,% change (as a percent)	40.00%
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares, % change (as a percent)	1.00%
Dilutive share options and warrants,% change (as a percent)	12.00%
Dilutive share awards, % change (as a percent)	367.00%
Weighted-average shares outstanding for diluted earnings per share available for common shares, % change (as a percent)	2.00%
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards, % change (as a percent)	3.00%
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Basic earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
YoY Percent Change
Net income/(loss) attributable to shareholders (CHF million)
Income from continuing operations, % Change (as a percent)	(52.00%)			(48.00%)
Income/(loss) from discontinued operations, net of tax, % Change (as a percent)				100.00%
Net income attributable to shareholders, % Change (as a percent)	(52.00%)			(48.00%)
Preferred securities dividends, % change (as a percent)	52.00%			52.00%
Net income attributable to shareholders for basic earnings per share, % change (as a percent)	(56.00%)			(50.00%)
Available for common shares, % change (as a percent)	(59.00%)			(50.00%)
Available for unvested share-based payment awards, % change (as a percent)	(32.00%)			(47.00%)
Net income attributable to shareholders for diluted earnings per share, % change (as a percent)	(56.00%)			(50.00%)
Available for common shares, % change (as a percent)	(59.00%)			(50.00%)
Available for unvested share-based payment awards,% change (as a percent)	(32.00%)			(47.00%)
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares, % change (as a percent)	(1.00%)			(1.00%)
Dilutive share options and warrants,% change (as a percent)	(47.00%)			(54.00%)
Dilutive share awards, % change (as a percent)				386.00%
Weighted-average shares outstanding for diluted earnings per share available for common shares, % change (as a percent)	(1.00%)			(1.00%)
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards, % change (as a percent)	7.00%			12.00%
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)			(50.00%)
Basic earnings per share from discontinued operations (in CHF per share), % Change (as a percent)				100.00%
Basic earnings per share (in CHF per share), % Change (as a percent)	(58.00%)			(49.00%)
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)			(50.00%)
Diluted earnings per share from discontinued operations (in CHF per share), % Change (as a percent)				100.00%
Diluted earnings per share (in CHF per share), % Change (as a percent)	(58.00%)			(49.00%)